Identification and business activity - Additional information (Details) lb in Thousands, $ in Thousands	12 Months Ended			24 Months Ended
	Dec. 31, 2019 USD ($) T lb oz	Dec. 31, 2018 USD ($) lb	Dec. 31, 2017 USD ($) lb	Dec. 31, 2019 USD ($)
Identification and business activity
Proceeds from sales of property, plant and equipment, classified as investing activities	$ 726	$ 2,240	$ 1,962
Processing Capacity | T	548,500
Concentrator Facility Capacity | T	409,500
Pre Expansion Capacity Approved | T	361,500
Capacity of Crushed Leach Facility | T	39,000
Run Of Mine Capacity | T	100,000
Assets	$ 4,107,274	4,217,221	$ 4,332,813	$ 4,107,274
Quecher Main project [Member]
Identification and business activity
Average production capacity | oz	200,000
Development Capital costs	$ 96,800			193,000
Conga Project [Member]
Identification and business activity
Assets	$ 458,200	$ 484,500		458,200
Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Volume of gold produced | lb	527,000,000	515,000,000	660,000,000
Description Of Location of Entity Operation	In order to perform its activities, the Company is required to obtain mining concessions or provisional permits for exploration and processing concessions for the treatment of mining ores from the Peruvian Ministry of Energy and Mines ("MEM"). Under Peru's current legal and regulatory regime, these mining and processing rights are maintained by meeting a minimum annual level of production or investment and by the annual payment of a concession fee. A fine is payable for the years in which minimum production or investment requirements are not met. The Company holds mining concessions which exploration and processing rights do not expires as long as the Company comply with the legal requirements. To date the Company has complied with all the applicable legal requirements related to its concession rights.The Company's operations are located approximately 375 miles (604 kilometers) north of Lima and 30 miles (48 kilometers) north of the city of Cajamarca and are primarily accessible by paved roads. The Yanacocha property began production in 1993 and consists of the following open pit mines: the La Quinua Complex, the Yanacocha Complex, the Carachugo Complex and Maqui Maqui. In addition, The Company has four leach pads (La Quinua, Yanacocha, Carachugo and Maqui Maqui), three gold processing plants (Pampa Larga, Yanacocha Norte and La Quinua), one limestone processing facility (China Linda) and one mill (Yanacocha Gold Mill).
Assets	$ 2,312,072	$ 2,047,472		$ 2,312,072
Sociedad Minera Cerro Verde Saa [Member] | Quecher Main project [Member]
Identification and business activity
Average production capacity | lb	200,000
Newmont Second Capital Corporation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	51.35%
S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Royalty rate on net sales	3.00%
Newmont Mining Corporation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%
Cyprus Climax Metals [Member] | Sociedad Minera Cerro Verde Saa [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	53.56%
SMM Cerro Verde Netherlands B.V [Member] | Sociedad Minera Cerro Verde Saa [Member]
Identification and business activity
Proportion of ownership interests held by non-controlling interests	21.00%
Compania de Minas Buenaventura S.A.A. [Member] | Sociedad Minera Cerro Verde Saa [Member]
Identification and business activity
Proportion of ownership interests held by non-controlling interests	19.58%
other stakeholders [Member] | Sociedad Minera Cerro Verde Saa [Member]
Identification and business activity
Proportion of ownership interests held by non-controlling interests	5.86%
Mining activities [Member]
Identification and business activity
Losses on disposals of non-current assets		4,000
Reversal of impairment loss		$ 11,800
El Brocal [Member] | Mining activities [Member]
Identification and business activity
Proportion of voting rights held in subsidiary	61.43%	61.43%
El Brocal [Member] | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of voting rights held in subsidiary	58.24%	58.24%
Colquijirca S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of voting rights held in subsidiary	99.99%	99.99%
Compania Minera Condesa S.A. [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interests held by non-controlling interests	43.65%
Compania Minera Condesa S.A. [Member] | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	0.00%	0.00%
Minas Buenaventura S.A.A [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	100.00%
Breapampa [Member] | Mining activities [Member]
Identification and business activity
Proceeds from sales of property, plant and equipment, classified as investing activities		$ 2,000
Reversal of impairment loss		7,400
Recuperada [Member] | Mining activities [Member]
Identification and business activity
Proceeds from sales of property, plant and equipment, classified as investing activities		600
Reversal of impairment loss		$ 7,100
Summit Global Management [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interests held by non-controlling interests	5.00%